Basis of preparation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 1,634	$ 2,518	$ 5,506	$ 7,015
Accretion of provision for reclamation			105	100
Loss on disposal of assets				26
Foreign exchange gains			41
Interest and other expenses	(327)	(54)	(1,368)	(434)
Income tax expense	300	100	800	300
Net income and comprehensive income	$ (374)	3,188	$ 4,736	28
Previously stated [member]
IfrsStatementLineItems [Line Items]
General and administrative expenses		(2,518)		(7,015)
Financial instrument related costs and other		1,334		1,115
Gain on derivative financial instruments
Accretion of provision for reclamation		(12)		(100)
Loss on disposal of assets		(26)		(26)
Foreign exchange gains		333		247
Interest and other expenses		(5)		(15)
Income tax expense		(108)		(259)
Net income and comprehensive income		3,188		28
Reclassification Adjustment [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses
Financial instrument related costs and other		(1,334)		(1,115)
Gain on derivative financial instruments		1,345		1,408
Accretion of provision for reclamation		12		100
Loss on disposal of assets		26		26
Foreign exchange gains
Interest and other expenses		(49)		(419)
Income tax expense
Net income and comprehensive income
As Restated [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses		(2,518)		(7,015)
Financial instrument related costs and other
Gain on derivative financial instruments		1,345		1,408
Accretion of provision for reclamation
Loss on disposal of assets
Foreign exchange gains		333		247
Interest and other expenses		(54)		(434)
Income tax expense		(108)		(259)
Net income and comprehensive income		$ 3,188		$ 28